Investment properties - Reconciliation of Investment Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in investment property [abstract]
Balance at beginning of year	$ 3,212,164,164	$ 2,738,465,276	$ 2,263,170,941
Additions	232,948,847	259,757,058	292,349,582
Foreign currency translation effect	(16,639,636)	13,001,109	7,196,797
Disposal of investment properties	(2,452,767)	(42,519,100)	(9,743,562)
Gain on revaluation of investment properties	270,747,661	243,459,821	185,491,518
Balance at end of year	$ 3,696,768,269	$ 3,212,164,164	$ 2,738,465,276